FINANCIAL RISK MANAGEMENT - FAIR VALUE ESTIMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of fair value of plan assets [line items]
Financial assets available-for-sale	¥ 296,414	$ 45,558		¥ 53,826
Level 3 [member]
Disclosure of fair value of plan assets [line items]
Financial assets available-for-sale	280,088
At fair value [member]
Disclosure of fair value of plan assets [line items]
Financial assets available-for-sale	280,088
At fair value [member] | Level 3 [member]
Disclosure of fair value of plan assets [line items]
Financial assets available-for-sale	¥ 280,088

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.